Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Restricted cash and cash equivalents	$ 257	$ 120